Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Brazil - 0.9%
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	1,364,000	$14,907,921
China - 7.1%
Alibaba Group Holding Ltd. (Retailing)*†	1,463,920	46,724,439
ENN Energy Holdings Ltd. (Utilities)†	223,000	3,453,865
NetEase Inc. (Media & Entertainment)†	872,000	19,990,261
Tencent Holdings Ltd. (Media & Entertainment)†	318,000	27,838,697
Trip.com Group Ltd. - ADR (Retailing)*	471,314	15,001,925
		113,009,187
Denmark - 1.0%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	37,912	15,113,910
Finland - 0.9%
Kone OYJ, Class B (Capital Goods)†	187,063	14,705,722
France - 2.0%
L'Oreal SA (Household & Personal Products)†	42,111	14,760,933
Schneider Electric SE (Capital Goods)†	119,235	17,479,566
		32,240,499
Germany - 1.5%
Symrise AG (Materials)†	76,827	9,572,477
TeamViewer AG (Software & Services)*^†	284,686	14,764,733
		24,337,210
Hong Kong - 1.6%
AIA Group Ltd. (Insurance)†	2,072,605	25,394,415
India - 1.5%
HDFC Bank Ltd. - ADR (Banks)*	330,452	23,825,589
Indonesia - 1.3%
Bank Central Asia Tbk PT (Banks)†	8,191,754	19,753,871
Japan - 3.9%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	58,500	3,089,933
Kakaku.com Inc. (Media & Entertainment)†	86,200	2,490,993
Keyence Corp. (Technology Hardware & Equipment)†	30,904	16,624,535
Makita Corp. (Capital Goods)†	161,583	7,708,465
MISUMI Group Inc. (Capital Goods)†	224,800	7,331,542
	Shares	Value
COMMON STOCKS - 96.0% (continued)
Japan - 3.9% (continued)
Shiseido Co., Ltd. (Household & Personal Products)†	13,500	$885,905
Sysmex Corp. (Health Care Equipment & Services)†	203,065	23,670,436
		61,801,809
Netherlands - 2.1%
Adyen NV (Software & Services)*^†	7,387	15,392,190
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	34,577	18,469,651
		33,861,841
Poland - 1.5%
CD Projekt SA (Media & Entertainment)*†	280,921	22,958,151
Singapore - 1.0%
DBS Group Holdings Ltd. (Banks)†	880,183	16,548,546
South Korea - 1.2%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	10,622	19,526,304
Sweden - 0.4%
Atlas Copco AB, Class A (Capital Goods)†	120,093	6,537,154
Switzerland - 4.8%
Alcon Inc. (Health Care Equipment & Services)*	261,241	18,733,592
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	36,544	23,376,763
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	61,125	21,068,716
Sonova Holding AG, Reg S (Health Care Equipment & Services)*†	36,276	8,764,101
VAT Group AG (Capital Goods)^†	12,112	3,374,246
		75,317,418
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	553,000	11,676,518
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	104,384	12,684,744
		24,361,262

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 96.0% (continued)
United Kingdom - 2.3%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	962,944	$21,922,843
Spirax-Sarco Engineering plc (Capital Goods)†	47,466	7,199,504
Standard Chartered plc (Banks)*†	1,125,297	6,833,056
		35,955,403
United States - 59.5%
Accenture plc, Class A (Software & Services)	62,793	15,190,883
Adobe Inc. (Software & Services)*	61,726	28,318,037
Align Technology Inc. (Health Care Equipment & Services)*	50,554	26,560,060
Alphabet Inc., Class A (Media & Entertainment)*	25,813	47,169,644
Amazon.com Inc. (Retailing)*	10,232	32,805,838
AMETEK Inc. (Capital Goods)	59,069	6,690,155
Apple Inc. (Technology Hardware & Equipment)	259,118	34,193,211
CME Group Inc. (Diversified Financials)	202,831	36,862,506
Danaher Corp. (Health Care Equipment & Services)	63,115	15,011,272
Deere & Co. (Capital Goods)	126,693	36,588,938
eBay Inc. (Retailing)	424,068	23,964,083
Edwards Lifesciences Corp. (Health Care Equipment & Services)*	181,173	14,961,266
EPAM Systems Inc. (Software & Services)*	56,090	19,319,079
Estee Lauder Cos., Inc., Class A (Household & Personal Products)	66,163	15,657,474
Etsy Inc. (Retailing)*	138,305	27,535,142
Facebook Inc., Class A (Media & Entertainment)*	134,641	34,781,809
First Republic Bank (Banks)	349,054	50,609,339
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	115,744	49,357,871
Intuitive Surgical Inc. (Health Care Equipment & Services)*	20,279	15,161,392
IQVIA Holdings Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	26,262	4,669,384
Mastercard Inc., Class A (Software & Services)	41,310	13,065,940
Microsoft Corp. (Software & Services)	139,861	32,442,158
NIKE Inc., Class B (Consumer Durables & Apparel)	229,545	30,664,917
	Shares	Value
COMMON STOCKS - 96.0% (continued)
United States - 59.5% (continued)
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	35,052	$18,212,669
PayPal Holdings Inc. (Software & Services)*	272,548	63,860,722
Roper Technologies Inc. (Capital Goods)	33,427	13,133,803
salesforce.com Inc. (Software & Services)*	75,432	17,014,442
SVB Financial Group (Banks)*	112,161	49,101,843
Synopsys Inc. (Software & Services)*	82,907	21,178,593
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	47,855	24,391,693
Tradeweb Markets Inc., Class A (Diversified Financials)	250,107	15,204,004
UnitedHealth Group Inc. (Health Care Equipment & Services)	25,547	8,521,968
Verisk Analytics Inc. (Commercial & Professional Services)	94,079	17,263,496
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	164,251	37,626,619
VF Corp. (Consumer Durables & Apparel)	186,670	14,349,323
Walt Disney Co. (Media & Entertainment)*	100,457	16,893,854
Workday Inc., Class A (Software & Services)*	70,149	15,961,002
		944,294,429
Total Common Stocks (Cost $1,051,149,138)		$1,524,450,641
PREFERRED STOCKS - 1.6%
Brazil - 1.6%
Itau Unibanco Holding SA - Sponsored ADR, 0.63% (Banks)+	4,919,392	25,679,226
Total Preferred Stocks (Cost $19,200,197)		$25,679,226
SHORT TERM INVESTMENTS - 1.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	24,578,226	24,578,226

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

Shares	Value
SHORT TERM INVESTMENTS - 1.6% (continued)
Total Short Term Investments (Cost $24,578,226)	$24,578,226
Total Investments — 99.2%
(Cost $1,094,927,561)	$1,574,708,093
Other Assets Less Liabilities - 0.8%	13,343,622
Net Assets — 100.0%	$1,588,051,715

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.1% of net assets as of January 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Banks	12.1%
Capital Goods	7.6
Commercial & Professional Services	1.1
Consumer Durables & Apparel	2.8
Diversified Financials	4.2
Health Care Equipment & Services	8.3
Household & Personal Products	1.9
Insurance	1.6
Materials	0.6
Media & Entertainment	11.1
Pharmaceuticals, Biotechnology & Life Sciences	12.7
Retailing	9.1
Semiconductors & Semiconductor Equipment	3.8
Software & Services	16.1
Technology Hardware & Equipment	4.4
Utilities	0.2
Money Market Fund	1.6
Total Investments	99.2
Other Assets Less Liabilities	0.8
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 92.7%
Australia - 2.3%
BHP Group Ltd. - Sponsored ADR (Materials)	6,840,526	$456,810,326
Brazil - 1.1%
Ambev SA - ADR (Food Beverage & Tobacco)	75,283,023	210,039,634
Canada - 1.8%
Alimentation Couche-Tard Inc., Class B (Food & Staples Retailing)	5,624,300	171,532,903
Canadian National Railway Co. (Transportation)	1,807,189	182,833,311
		354,366,214
China - 6.8%
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	1,384,781	351,498,961
ENN Energy Holdings Ltd. (Utilities)†	5,379,456	83,318,007
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	25,310,500	298,525,612
Tencent Holdings Ltd. (Media & Entertainment)†	6,695,500	586,144,647
		1,319,487,227
Denmark - 0.9%
Novozymes A/S, Class B (Materials)†	2,805,458	168,537,978
France - 7.9%
Air Liquide SA (Materials)†	1,142,122	186,638,864
Dassault Systemes SE (Software & Services)†	1,503,426	300,574,522
L'Oreal SA (Household & Personal Products)†	1,614,493	565,919,182
Schneider Electric SE (Capital Goods)†	3,308,607	485,033,892
		1,538,166,460
Germany - 10.4%
Allianz SE, Reg S (Insurance)†	1,989,179	450,926,065
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	20,664,577	831,082,604
SAP SE - Sponsored ADR (Software & Services)	3,644,486	459,934,133
Symrise AG (Materials)†	2,239,415	279,026,230
		2,020,969,032
Hong Kong - 3.2%
AIA Group Ltd. (Insurance)†	51,181,474	627,096,625
India - 2.7%
HDFC Bank Ltd. - ADR (Banks)*	3,584,938	258,474,030
ICICI Bank Ltd. - Sponsored ADR (Banks)*	18,092,628	273,198,683
		531,672,713
	Shares	Value
COMMON STOCKS - 92.7% (continued)
Israel - 1.4%
Check Point Software Technologies Ltd. (Software & Services)*	2,116,304	$270,336,673
Japan - 14.4%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	8,045,000	424,931,769
FANUC Corp. (Capital Goods)†	811,600	213,131,690
Keyence Corp. (Technology Hardware & Equipment)†	845,754	454,965,924
Komatsu Ltd. (Capital Goods)†	9,875,000	272,128,723
Kubota Corp. (Capital Goods)†	15,565,500	343,029,134
Nitori Holdings Co., Ltd. (Retailing)†	1,010,300	200,147,799
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,770,000	150,705,792
Sysmex Corp. (Health Care Equipment & Services)†	2,850,307	332,248,345
Unicharm Corp. (Household & Personal Products)†	9,448,800	422,648,897
		2,813,938,073
Mexico - 1.0%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	2,749,924	187,132,328
Netherlands - 2.8%
Adyen NV (Software & Services)*^†	258,265	538,143,223
Russia - 2.3%
LUKOIL PJSC - Sponsored ADR (Energy)	4,164,245	297,452,020
Yandex NV, Class A (Media & Entertainment)*	2,552,545	159,891,419
		457,343,439
Singapore - 2.1%
DBS Group Holdings Ltd. (Banks)†	21,768,508	409,275,296
South Korea - 1.9%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	207,415	381,288,671
Spain - 1.4%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	62,156,316	283,064,609
Sweden - 5.9%
Alfa Laval AB (Capital Goods)*†	9,019,216	236,722,977
Atlas Copco AB, Class A (Capital Goods)†	11,935,742	649,711,328

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 92.7% (continued)
Sweden - 5.9% (continued)
Epiroc AB, Class A (Capital Goods)†	13,856,005	$265,955,475
		1,152,389,780
Switzerland - 10.8%
Alcon Inc. (Health Care Equipment & Services)*	3,938,213	282,409,254
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	801,559	512,747,785
Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	3,256,419	365,695,854
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,555,614	536,192,878
SGS SA, Reg S (Commercial & Professional Services)†	59,548	181,006,984
Sonova Holding AG, Reg S (Health Care Equipment & Services)*†	959,463	231,801,473
		2,109,854,228
Taiwan - 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	6,415,108	779,563,924
United Kingdom - 6.7%
Diageo plc (Food Beverage & Tobacco)†	7,065,499	285,126,638
Rio Tinto plc (Materials)†	5,512,561	421,284,798
Royal Dutch Shell plc, Class B (Energy)†	12,721,912	220,066,731
Standard Chartered plc (Banks)*†	21,417,962	130,054,675
Unilever plc (Household & Personal Products)†	4,298,847	250,568,680
		1,307,101,522
United States - 0.9%
Linde plc (Materials)†	738,017	181,166,294
Total Common Stocks (Cost $11,449,372,437)		$18,097,744,269
PREFERRED STOCKS - 4.1%
Brazil - 1.4%
Itau Unibanco Holding SA - Sponsored ADR, 0.63% (Banks)+	52,213,099	272,552,377
Germany - 0.5%
FUCHS PETROLUB SE, 2.05% (Materials)+†	1,886,809	107,406,969
	Shares	Value
PREFERRED STOCKS - 4.1% (continued)
South Korea - 2.2%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.90% (Technology Hardware & Equipment)+†	258,934	$424,883,798
Total Preferred Stocks (Cost $460,082,106)		$804,843,144
SHORT TERM INVESTMENTS - 3.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	671,621,827	671,621,827
Total Short Term Investments (Cost $671,621,827)		$671,621,827
Total Investments — 100.3%
(Cost $12,581,076,370)		$19,574,209,240
Liabilities Less Other Assets - (0.3)%		(55,184,083)
Net Assets — 100.0%		$19,519,025,157

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.8% of net assets as of January 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

Industry	Percentage of Net Assets
Banks	8.3%
Capital Goods	12.6
Commercial & Professional Services	0.9
Energy	2.6
Food & Staples Retailing	0.9
Food Beverage & Tobacco	5.5
Health Care Equipment & Services	4.3
Household & Personal Products	6.4
Insurance	7.1
Materials	9.1
Media & Entertainment	3.8
Pharmaceuticals, Biotechnology & Life Sciences	8.4
Retailing	2.8
Semiconductors & Semiconductor Equipment	8.3
Software & Services	8.1
Technology Hardware & Equipment	6.4
Transportation	0.9
Utilities	0.4
Money Market Fund	3.5
Total Investments	100.3
Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Argentina - 1.5%
Globant SA (Software & Services)*	36,684	$7,043,328
Bangladesh - 0.9%
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,440,572	4,014,977
Canada - 2.3%
Kinaxis Inc. (Software & Services)*	77,500	10,758,182
China - 1.5%
Haitian International Holdings Ltd. (Capital Goods)†	1,879,000	6,808,916
Denmark - 0.7%
SimCorp A/S (Software & Services)†	24,501	3,175,892
Egypt - 1.7%
Edita Food Industries SAE (Food Beverage & Tobacco)†	8,623,164	4,956,699
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	2,806,291	3,008,339
		7,965,038
Finland - 2.6%
Nokian Renkaat OYJ (Automobiles & Components)†	73,488	2,695,587
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	191,202	9,204,045
		11,899,632
France - 4.7%
Alten SA (Software & Services)*†	77,731	8,207,729
LISI (Capital Goods)*†	113,136	2,576,169
Rubis SCA (Utilities)†	239,366	10,834,886
		21,618,784
Germany - 10.1%
Bechtle AG (Software & Services)†	50,980	10,837,705
FUCHS PETROLUB SE (Materials)†	227,746	10,160,738
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	77,236	6,762,464
Pfeiffer Vacuum Technology AG (Capital Goods)†	19,773	4,318,048
STRATEC SE (Health Care Equipment & Services)†	88,654	14,606,349
		46,685,304
Hong Kong - 0.7%
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	220,000	3,200,307
	Shares	Value
COMMON STOCKS - 96.1% (continued)
India - 2.6%
Max Financial Services Ltd. (Insurance)*†	994,146	$9,275,623
SH Kelkar & Co., Ltd. (Materials)^†	1,672,449	2,765,873
		12,041,496
Indonesia - 2.8%
Sarana Menara Nusantara Tbk PT (Telecommunication Services)†	68,886,600	4,717,559
Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	52,613,200	8,364,848
		13,082,407
Israel - 2.0%
CyberArk Software Ltd. (Software & Services)*	58,128	9,315,012
Italy - 2.7%
Reply SpA (Software & Services)†	104,435	12,757,912
Japan - 13.0%
ABC-Mart Inc. (Retailing)†	26,500	1,524,887
Ariake Japan Co., Ltd. (Food Beverage & Tobacco)†	128,200	8,328,101
BML Inc. (Health Care Equipment & Services)†	104,900	3,666,685
Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	40,900	6,230,353
Infomart Corp. (Software & Services)†	683,100	5,831,342
JCU Corp. (Materials)†	150,800	5,626,618
MISUMI Group Inc. (Capital Goods)†	63,800	2,080,749
Nihon M&A Center Inc. (Commercial & Professional Services)†	51,200	2,965,029
Pigeon Corp. (Household & Personal Products)†	31,700	1,427,028
Rinnai Corp. (Consumer Durables & Apparel)†	13,900	1,454,162
Rohto Pharmaceutical Co., Ltd. (Household & Personal Products)†	92,100	2,700,436
SMS Co., Ltd. (Commercial & Professional Services)†	265,500	9,875,293
Stanley Electric Co., Ltd. (Automobiles & Components)†	266,100	8,344,414
		60,055,097
Kuwait - 0.8%
Mabanee Co. KPSC (Real Estate)†	1,657,890	3,872,216
Lithuania - 1.3%
Siauliu Bankas AB (Banks)*†	9,700,812	6,225,994

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 96.1% (continued)
Malaysia - 1.5%
Dialog Group Bhd. (Energy)†	4,736,040	$3,534,873
TIME dotCom Bhd. (Telecommunication Services)†	957,700	3,298,769
		6,833,642
Mexico - 2.1%
Grupo Herdez SAB de CV (Food Beverage & Tobacco)	2,344,138	5,203,097
Megacable Holdings SAB de CV (Media & Entertainment)	1,209,800	4,374,378
		9,577,475
Netherlands - 0.9%
ASM International NV (Semiconductors & Semiconductor Equipment)†	15,766	4,035,896
Norway - 1.9%
Tomra Systems ASA (Commercial & Professional Services)†	195,627	8,991,218
Peru - 1.3%
Alicorp SAA (Food Beverage & Tobacco)	1,067,932	2,407,236
Ferreycorp SAA (Capital Goods)	6,100,349	3,437,714
		5,844,950
Philippines - 0.2%
Security Bank Corp. (Banks)†	313,790	847,993
Romania - 0.3%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	212,738	1,636,446
Saudi Arabia - 0.9%
Jarir Marketing Co. (Retailing)†	91,810	4,283,551
South Africa - 0.6%
Clicks Group Ltd. (Food & Staples Retailing)†	78,319	1,285,736
Discovery Ltd. (Insurance)†	185,121	1,568,348
		2,854,084
South Korea - 0.2%
Cheil Worldwide Inc. (Media & Entertainment)†	60,959	1,051,932
Sweden - 3.7%
Intrum AB (Commercial & Professional Services)†	190,227	5,133,500
Paradox Interactive AB (Media & Entertainment)†	343,677	9,557,843
Thule Group AB (Consumer Durables & Apparel)*^†	60,480	2,247,222
		16,938,565
Switzerland - 4.0%
Bossard Holding AG, Class A, Reg S (Capital Goods)†	26,256	6,009,159
	Shares	Value
COMMON STOCKS - 96.1% (continued)
Switzerland - 4.0% (continued)
LEM Holding SA, Reg S (Technology Hardware & Equipment)†	3,837	$7,856,680
VAT Group AG (Capital Goods)^†	17,123	4,770,245
		18,636,084
Taiwan - 3.1%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	208,645	2,572,584
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	2,155,700	5,337,954
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	136,909	1,978,865
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	47,000	4,387,598
		14,277,001
Ukraine - 0.9%
Kernel Holding SA (Food Beverage & Tobacco)†	278,479	4,066,027
United Arab Emirates - 0.8%
Agthia Group PJSC (Food Beverage & Tobacco)†	2,637,111	3,701,703
United Kingdom - 17.9%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	501,753	11,423,148
Bank of Georgia Group plc (Banks)*†	155,983	2,442,829
Clarkson plc (Transportation)†	132,390	4,532,778
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	189,562	9,368,241
Diploma plc (Capital Goods)†	242,599	7,697,475
EMIS Group plc (Health Care Equipment & Services)†	381,104	6,009,310
Keywords Studios plc (Software & Services)*†	260,779	9,750,974
Network International Holdings plc (Software & Services)*^†	1,249,324	5,854,633
Rathbone Brothers plc (Diversified Financials)†	139,075	3,063,839
Rightmove plc (Media & Entertainment)*†	461,067	3,782,713
Senior plc (Capital Goods)*†	5,166,976	6,738,805
Signature Aviation plc (Transportation)*†	989,226	5,571,124
YouGov plc (Media & Entertainment)†	490,954	6,897,563
		83,133,432
United States - 0.9%
Core Laboratories NV (Energy)	89,527	2,952,600

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 96.1% (continued)
United States - 0.9% (continued)
Sensata Technologies Holding plc (Capital Goods)*	22,016	$1,199,872
		4,152,472
Vietnam - 3.0%
Hoa Phat Group JSC (Materials)†	8,218,801	13,985,076
Total Common Stocks (Cost $305,223,333)		$445,368,041
SHORT TERM INVESTMENTS - 3.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	17,956,685	17,956,685
Total Short Term Investments (Cost $17,956,685)		$17,956,685
Total Investments — 100.0%
(Cost $323,180,018)		$463,324,726
Liabilities Less Other Assets - (0.0)%		(155,167)
Net Assets — 100.0%		$463,169,559

Summary of Abbreviations
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.0% of net assets as of January 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	2.4%
Banks	2.0
Capital Goods	10.0
Commercial & Professional Services	5.7
Consumer Durables & Apparel	1.2
Diversified Financials	0.6
Energy	1.7
Food & Staples Retailing	1.7
Food Beverage & Tobacco	7.7
Health Care Equipment & Services	5.9
Household & Personal Products	0.9
Insurance	2.3
Materials	7.0
Media & Entertainment	5.6
Pharmaceuticals, Biotechnology & Life Sciences	5.4
Real Estate	0.8
Retailing	1.2
Semiconductors & Semiconductor Equipment	3.7
Software & Services	18.0
Technology Hardware & Equipment	4.3
Telecommunication Services	3.5
Transportation	2.2
Utilities	2.3
Money Market Fund	3.9
Total Investments	100.0
Liabilities Less Other Assets	(0.0)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
China - 83.5%
Alibaba Group Holding Ltd. (Retailing)*†	13,200	$421,309
Autohome Inc. - ADR (Media & Entertainment)	914	100,750
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	524	123,150
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	3,500	159,287
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	64,000	65,276
ENN Energy Holdings Ltd. (Utilities)†	2,500	38,720
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	2,000	60,985
Haitian International Holdings Ltd. (Capital Goods)†	34,000	123,206
Hangzhou Tigermed Consulting Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,700	96,052
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	11,100	75,919
JD.com Inc., Class A (Retailing)*†	2,250	100,203
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	5,100	81,788
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	7,000	104,397
NetEase Inc. (Media & Entertainment)†	3,800	87,114
New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	345	57,788
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	3,000	35,384
SF Holding Co., Ltd., Class A (Transportation)†	8,300	127,087
Shanghai International Airport Co., Ltd., Class A (Transportation)†	5,500	67,463
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	3,900	57,571
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,800	75,145
	Shares	Value
COMMON STOCKS - 97.8% (continued)
China - 83.5% (continued)
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	4,100	$107,182
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	14,900	73,081
Tencent Holdings Ltd. (Media & Entertainment)†	3,300	288,892
TravelSky Technology Ltd., Class H (Software & Services)†	41,000	92,272
Trip.com Group Ltd. - ADR (Retailing)*	900	28,647
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	2,400	108,455
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	6,100	156,894
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	11,000	153,879
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	4,900	32,744
		3,100,640
Hong Kong - 9.2%
AIA Group Ltd. (Insurance)†	8,800	107,821
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	8,800	128,013
Techtronic Industries Co., Ltd. (Capital Goods)†	7,000	104,957
		340,791
Taiwan - 5.1%
Airtac International Group (Capital Goods)†	3,500	125,259
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	700	65,347
		190,606
Total Common Stocks (Cost $3,228,603)		$3,632,037
SHORT TERM INVESTMENTS - 0.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	10,680	10,680

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

Shares	Value
SHORT TERM INVESTMENTS - 0.3% (continued)
Total Short Term Investments (Cost $10,680)	$10,680
Total Investments — 98.1%
(Cost $3,239,283)	$3,642,717
Other Assets Less Liabilities - 1.9%	69,934
Net Assets — 100.0%	$3,712,651

Summary of Abbreviations
ADR	American Depositary Receipt
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.1% of net assets as of January 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Capital Goods	11.1%
Consumer Durables & Apparel	6.8
Consumer Services	1.6
Food Beverage & Tobacco	6.5
Insurance	3.9
Media & Entertainment	16.1
Pharmaceuticals, Biotechnology & Life Sciences	14.9
Retailing	19.2
Semiconductors & Semiconductor Equipment	5.2
Software & Services	3.4
Technology Hardware & Equipment	2.9
Transportation	5.2
Utilities	1.0
Money Market Fund	0.3
Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 93.7%
Brazil - 4.7%
Ambev SA - ADR (Food Beverage & Tobacco)	22,050,244	$61,520,181
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	5,229,100	57,151,767
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	1,315,907	18,014,767
Localiza Rent a Car SA (Transportation)*	5,691,770	66,452,876
Lojas Renner SA (Retailing)	3,837,600	29,086,755
Ultrapar Participacoes SA (Energy)	6,718,078	26,742,651
WEG SA (Capital Goods)	3,273,546	50,131,670
		309,100,667
Chile - 0.3%
Banco Santander Chile - ADR (Banks)	831,349	16,784,936
China - 27.4%
51job Inc. - ADR (Commercial & Professional Services)*	607,362	40,000,861
Alibaba Group Holding Ltd. (Retailing)*†	7,125,116	227,414,782
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	463,452	117,638,021
Autohome Inc. - ADR (Media & Entertainment)	255,839	28,201,133
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	337,963	79,428,064
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	1,507,100	68,589,180
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	70,464,080	71,869,358
ENN Energy Holdings Ltd. (Utilities)†	6,131,200	94,961,157
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	11,768,600	81,724,559
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,106,300	33,778,407
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	9,569,364	142,716,135
New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	624,792	104,652,660
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	8,762,500	103,349,625
SF Holding Co., Ltd., Class A (Transportation)†	3,138,000	48,048,089
	Shares	Value
COMMON STOCKS - 93.7% (continued)
China - 27.4% (continued)
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,917,000	$77,458,487
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	24,432,135	22,769,935
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	3,367,400	88,030,388
Tencent Holdings Ltd. (Media & Entertainment)†	4,101,500	359,057,915
Trip.com Group Ltd. - ADR (Retailing)*	493,923	15,721,569
ZTO Express Cayman Inc. - ADR (Transportation)	433,078	14,326,220
		1,819,736,545
Czech Republic - 0.6%
Komercni banka AS (Banks)*†	1,305,162	39,755,364
Egypt - 0.6%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	9,303,070	36,689,948
Hong Kong - 6.6%
AIA Group Ltd. (Insurance)†	14,413,015	176,594,231
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	3,287,769	47,826,679
Sands China Ltd. (Consumer Services)†	21,463,338	87,184,119
Techtronic Industries Co., Ltd. (Capital Goods)†	8,186,801	122,751,637
		434,356,666
India - 8.0%
HDFC Bank Ltd. - ADR (Banks)*	1,056,487	76,172,713
Housing Development Finance Corp., Ltd. (Banks)†	4,504,044	148,587,913
Kotak Mahindra Bank Ltd. (Banks)*†	3,680,754	86,197,863
Maruti Suzuki India Ltd. (Automobiles & Components)†	660,576	65,217,049
Tata Consultancy Services Ltd. (Software & Services)†	3,625,621	154,678,712
		530,854,250
Indonesia - 2.7%
Astra International Tbk PT (Automobiles & Components)†	82,360,000	35,865,846
Bank Central Asia Tbk PT (Banks)†	26,365,333	63,578,252

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 93.7% (continued)
Indonesia - 2.7% (continued)
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	264,764,000	$79,077,560
		178,521,658
Italy - 0.6%
Tenaris SA - ADR (Energy)	2,418,573	37,391,139
Kenya - 1.1%
East African Breweries Ltd. (Food Beverage & Tobacco)†	6,334,865	8,602,717
Safaricom plc (Telecommunication Services)†	199,490,727	64,953,729
		73,556,446
Mexico - 4.5%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,044,462	71,075,639
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)*	348,836	54,666,089
Grupo Financiero Banorte SAB de CV, Series O (Banks)*	17,219,600	85,320,980
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	30,769,600	87,585,061
		298,647,769
Panama - 0.4%
Copa Holdings SA, Class A (Transportation)	379,748	29,381,103
Peru - 0.8%
Credicorp Ltd. (Banks)	353,953	53,209,754
Poland - 0.7%
CD Projekt SA (Media & Entertainment)*†	591,883	48,371,390
Russia - 7.1%
LUKOIL PJSC - Sponsored ADR (Energy)	1,662,697	118,766,447
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	750,503	124,792,494
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	9,501,857	129,755,285
Yandex NV, Class A (Media & Entertainment)*	1,532,731	96,010,270
		469,324,496
South Africa - 1.5%
Discovery Ltd. (Insurance)†	6,339,944	53,712,097
Standard Bank Group Ltd. (Banks)†	5,474,697	45,436,488
		99,148,585
South Korea - 8.9%
Amorepacific Corp. (Household & Personal Products)†	281,551	56,612,696
	Shares	Value
COMMON STOCKS - 93.7% (continued)
South Korea - 8.9% (continued)
Coway Co., Ltd. (Consumer Durables & Apparel)*†	691,788	$43,034,639
LG Household & Health Care Ltd. (Household & Personal Products)†	118,070	164,101,571
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	178,831	328,743,024
		592,491,930
Taiwan - 10.9%
Airtac International Group (Capital Goods)†	2,558,000	91,546,483
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	5,005,031	72,342,078
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	27,041,031	107,874,488
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	562,000	59,101,146
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	445,122	41,553,537
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	16,633,277	351,209,338
		723,627,070
Thailand - 0.9%
Siam Commercial Bank pcl, Reg S (Banks)†	19,048,970	59,985,480
United Kingdom - 2.4%
Bank of Georgia Group plc (Banks)*†	724,621	11,348,195
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	3,906,788	115,772,047
Network International Holdings plc (Software & Services)*^†	6,844,842	32,076,576
		159,196,818
United States - 3.0%
EPAM Systems Inc. (Software & Services)*	582,289	200,557,800
Total Common Stocks (Cost $3,972,136,290)		$6,210,689,814
PREFERRED STOCKS - 3.2%
Brazil - 2.1%
Banco Bradesco SA - ADR, 2.91% (Banks)+	16,274,425	73,885,890
Itau Unibanco Holding SA - Sponsored ADR, 0.63% (Banks)+	13,201,800	68,913,396
		142,799,286

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
PREFERRED STOCKS - 3.2% (continued)
Colombia - 0.7%
Bancolombia SA - Sponsored ADR, 3.29% (Banks)+	1,295,312	$45,582,029
South Korea - 0.4%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.90% (Technology Hardware & Equipment)+†	14,953	24,536,320
Total Preferred Stocks (Cost $195,969,893)		$212,917,635
SHORT TERM INVESTMENTS - 3.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	212,711,001	212,711,001
Total Short Term Investments (Cost $212,711,001)		$212,711,001
Total Investments — 100.1%
(Cost $4,380,817,184)		$6,636,318,450
Liabilities Less Other Assets - (0.1)%		(5,001,564)
Net Assets — 100.0%		$6,631,316,886

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.7% of net assets as of January 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.7%
Banks	17.1
Capital Goods	4.1
Commercial & Professional Services	0.6
Consumer Durables & Apparel	5.1
Consumer Services	2.9
Diversified Financials	0.9
Energy	4.7
Food & Staples Retailing	1.6
Food Beverage & Tobacco	3.8
Household & Personal Products	3.3
Insurance	5.1
Media & Entertainment	9.1
Pharmaceuticals, Biotechnology & Life Sciences	2.0
Retailing	6.8
Semiconductors & Semiconductor Equipment	6.6
Software & Services	5.8
Technology Hardware & Equipment	9.2
Telecommunication Services	1.0
Transportation	3.1
Utilities	1.4
Money Market Fund	3.2
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 93.6%
Brazil - 4.7%
Ambev SA - ADR (Food Beverage & Tobacco)	14,967,533	$41,759,417
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	3,549,500	38,794,477
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	900,934	12,333,786
Localiza Rent a Car SA (Transportation)*	3,863,555	45,107,997
Lojas Renner SA (Retailing)	2,604,900	19,743,613
Ultrapar Participacoes SA (Energy)	4,560,200	18,152,786
WEG SA (Capital Goods)	2,222,130	34,030,097
		209,922,173
Chile - 0.3%
Banco Santander Chile - ADR (Banks)	564,313	11,393,479
China - 27.4%
51job Inc. - ADR (Commercial & Professional Services)*	412,272	27,152,234
Alibaba Group Holding Ltd. (Retailing)*†	4,836,464	154,367,088
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	314,588	79,851,872
Autohome Inc. - ADR (Media & Entertainment)	173,661	19,142,652
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	229,407	53,915,233
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	1,023,000	46,557,449
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	47,830,560	48,784,454
ENN Energy Holdings Ltd. (Utilities)†	4,161,700	64,457,178
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	7,988,500	55,474,452
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,429,800	22,929,481
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	6,495,668	96,875,469
New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	424,542	71,110,785
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	5,948,000	70,153,902
SF Holding Co., Ltd., Class A (Transportation)†	2,130,000	32,613,904
	Shares	Value
COMMON STOCKS - 93.6% (continued)
China - 27.4% (continued)
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,659,000	$52,581,597
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	16,728,182	15,590,108
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	2,285,700	59,752,645
Tencent Holdings Ltd. (Media & Entertainment)†	2,784,100	243,728,670
Trip.com Group Ltd. - ADR (Retailing)*	333,169	10,604,769
ZTO Express Cayman Inc. - ADR (Transportation)	294,892	9,755,027
		1,235,398,969
Czech Republic - 0.6%
Komercni banka AS (Banks)*†	885,934	26,985,637
Egypt - 0.6%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	6,314,851	24,904,849
Hong Kong - 6.5%
AIA Group Ltd. (Insurance)†	9,783,389	119,870,135
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,231,723	32,464,537
Sands China Ltd. (Consumer Services)†	14,569,344	59,180,703
Techtronic Industries Co., Ltd. (Capital Goods)†	5,557,000	83,320,805
		294,836,180
India - 8.0%
HDFC Bank Ltd. - ADR (Banks)*	717,135	51,705,433
Housing Development Finance Corp., Ltd. (Banks)†	3,057,310	100,860,318
Kotak Mahindra Bank Ltd. (Banks)*†	2,498,467	58,510,434
Maruti Suzuki India Ltd. (Automobiles & Components)†	448,394	44,268,841
Tata Consultancy Services Ltd. (Software & Services)†	2,461,043	104,994,693
		360,339,719
Indonesia - 2.7%
Astra International Tbk PT (Automobiles & Components)†	55,905,400	24,345,489
Bank Central Asia Tbk PT (Banks)†	17,896,610	43,156,488

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 93.6% (continued)
Indonesia - 2.7% (continued)
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	179,719,690	$53,677,217
		121,179,194
Italy - 0.6%
Tenaris SA - ADR (Energy)	1,641,708	25,380,806
Kenya - 1.1%
East African Breweries Ltd. (Food Beverage & Tobacco)†	4,397,150	5,971,309
Safaricom plc (Telecommunication Services)†	135,412,801	44,090,102
		50,061,411
Mexico - 4.5%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	708,973	48,245,613
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)*	236,787	37,106,891
Grupo Financiero Banorte SAB de CV, Series O (Banks)*	11,688,540	57,915,264
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	20,886,200	59,452,157
		202,719,925
Panama - 0.4%
Copa Holdings SA, Class A (Transportation)	256,064	19,811,672
Peru - 0.8%
Credicorp Ltd. (Banks)	240,261	36,118,436
Poland - 0.7%
CD Projekt SA (Media & Entertainment)*†	401,766	32,834,158
Russia - 7.1%
LUKOIL PJSC - Sponsored ADR (Energy)	1,128,626	80,617,755
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	509,436	84,708,241
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	6,449,786	88,076,870
Yandex NV, Class A (Media & Entertainment)*	1,040,406	65,171,032
		318,573,898
South Africa - 1.5%
Discovery Ltd. (Insurance)†	4,303,504	36,459,348
Standard Bank Group Ltd. (Banks)†	3,716,181	30,841,929
		67,301,277
South Korea - 8.9%
Amorepacific Corp. (Household & Personal Products)†	191,114	38,428,131
	Shares	Value
COMMON STOCKS - 93.6% (continued)
South Korea - 8.9% (continued)
Coway Co., Ltd. (Consumer Durables & Apparel)*†	469,581	$29,211,621
LG Household & Health Care Ltd. (Household & Personal Products)†	80,145	111,390,873
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	121,389	223,148,039
		402,178,664
Taiwan - 10.9%
Airtac International Group (Capital Goods)†	1,737,000	62,164,285
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	3,397,216	49,102,926
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	18,355,136	73,223,943
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	382,001	40,172,058
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	302,000	28,192,649
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	11,301,637	238,632,498
		491,488,359
Thailand - 0.9%
Siam Commercial Bank pcl, Reg S (Banks)†	12,930,300	40,717,700
United Kingdom - 2.4%
Bank of Georgia Group plc (Banks)*†	489,812	7,670,882
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	2,651,897	78,585,156
Network International Holdings plc (Software & Services)*^†	4,646,225	21,773,327
		108,029,365
United States - 3.0%
EPAM Systems Inc. (Software & Services)*	395,253	136,136,991
Total Common Stocks (Cost $2,486,748,355)		$4,216,312,862
PREFERRED STOCKS - 3.2%
Brazil - 2.1%
Banco Bradesco SA - ADR, 2.91% (Banks)+	11,046,952	50,153,162
Itau Unibanco Holding SA - Sponsored ADR, 0.63% (Banks)+	8,961,278	46,777,871
		96,931,033

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
PREFERRED STOCKS - 3.2% (continued)
Colombia - 0.7%
Bancolombia SA - Sponsored ADR, 3.29% (Banks)+	879,248	$30,940,737
South Korea - 0.4%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.90% (Technology Hardware & Equipment)+†	10,153	16,660,019
Total Preferred Stocks (Cost $116,424,731)		$144,531,789
SHORT TERM INVESTMENTS - 3.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	146,819,323	146,819,323
Total Short Term Investments (Cost $146,819,323)		$146,819,323
Total Investments — 100.1%
(Cost $2,749,992,409)		$4,507,663,974
Liabilities Less Other Assets - (0.1)%		(5,274,821)
Net Assets — 100.0%		$4,502,389,153

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.7% of net assets as of January 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.7%
Banks	17.1
Capital Goods	4.0
Commercial & Professional Services	0.6
Consumer Durables & Apparel	5.1
Consumer Services	2.9
Diversified Financials	0.9
Energy	4.7
Food & Staples Retailing	1.6
Food Beverage & Tobacco	3.8
Household & Personal Products	3.3
Insurance	5.1
Media & Entertainment	9.1
Pharmaceuticals, Biotechnology & Life Sciences	2.0
Retailing	6.8
Semiconductors & Semiconductor Equipment	6.6
Software & Services	5.8
Technology Hardware & Equipment	9.2
Telecommunication Services	1.0
Transportation	3.1
Utilities	1.4
Money Market Fund	3.3
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Argentina - 4.1%
Globant SA (Software & Services)*	47,695	$9,157,440
Bangladesh - 3.1%
GrameenPhone Ltd. (Telecommunication Services)†	187,524	832,757
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,132,168	5,942,504
		6,775,261
Colombia - 3.4%
Cementos Argos SA - Sponsored ADR (Materials)#†	45,446	371,821
Ecopetrol SA - Sponsored ADR (Energy)	530,076	6,032,265
Grupo Nutresa SA (Food Beverage & Tobacco)	149,622	1,022,911
		7,426,997
Croatia - 0.3%
Ericsson Nikola Tesla (Technology Hardware & Equipment)†	2,209	529,364
Egypt - 6.4%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	2,491,769	9,827,173
Edita Food Industries SAE (Food Beverage & Tobacco)†	2,774,933	1,595,065
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	2,592,260	2,778,898
		14,201,136
Georgia - 0.5%
TBC Bank Group plc (Banks)*†	69,760	1,161,055
Iceland - 1.3%
Marel HF (Capital Goods)^†	436,035	2,855,623
Indonesia - 2.5%
Bank Central Asia Tbk PT (Banks)†	2,309,300	5,568,724
Kazakhstan - 2.1%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	364,370	4,625,926
Kenya - 5.7%
East African Breweries Ltd. (Food Beverage & Tobacco)†	821,800	1,116,000
Equity Group Holdings plc (Banks)*†	8,293,900	2,746,725
	Shares	Value
COMMON STOCKS - 95.3% (continued)
Kenya - 5.7% (continued)
Safaricom plc (Telecommunication Services)†	27,097,850	$8,822,999
		12,685,724
Morocco - 2.8%
Maroc Telecom (Telecommunication Services)†	186,981	3,067,804
Societe d'Exploitation des Ports (Transportation)†	129,847	3,170,774
		6,238,578
Nigeria - 6.5%
Guaranty Trust Bank plc (Banks)†	47,197,041	4,124,929
Nestle Nigeria plc (Food Beverage & Tobacco)	1,394,492	5,316,556
Nigerian Breweries plc (Food Beverage & Tobacco)	1,270,573	202,777
Zenith Bank plc (Banks)†	69,551,250	4,790,799
		14,435,061
Pakistan - 1.0%
MCB Bank Ltd. (Banks)†	1,454,400	1,749,098
Oil & Gas Development Co., Ltd. (Energy)†	607,900	407,377
		2,156,475
Peru - 5.1%
Alicorp SAA (Food Beverage & Tobacco)	903,762	2,037,179
Cementos Pacasmayo SAA (Materials)	261,456	413,264
Credicorp Ltd. (Banks)	47,117	7,083,099
Ferreycorp SAA (Capital Goods)	3,234,974	1,822,996
		11,356,538
Philippines - 18.8%
Bank of the Philippine Islands (Banks)†	2,998,004	4,972,016
BDO Unibank Inc. (Banks)†	1,442,548	3,033,300
International Container Terminal Services Inc. (Transportation)†	916,970	2,262,938
Jollibee Foods Corp. (Consumer Services)†	354,230	1,308,583
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	1,995,590	2,536,975
Security Bank Corp. (Banks)†	2,302,270	6,221,703
SM Prime Holdings Inc. (Real Estate)†	12,199,100	8,948,141
Universal Robina Corp. (Food Beverage & Tobacco)†	2,377,080	6,683,427
Wilcon Depot Inc. (Retailing)†	15,561,700	5,697,069
		41,664,152

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 95.3% (continued)
Poland - 1.0%
CD Projekt SA (Media & Entertainment)*†	27,021	$2,208,280
Romania - 4.6%
Banca Transilvania SA (Banks)†	14,111,294	8,050,164
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	282,706	2,174,661
		10,224,825
Saudi Arabia - 2.7%
Bupa Arabia for Cooperative Insurance Co. (Insurance)*†	49,989	1,562,020
Jarir Marketing Co. (Retailing)†	44,988	2,098,991
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	60,440	2,323,180
		5,984,191
Slovenia - 1.1%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	21,743	2,497,595
Sri Lanka - 0.3%
Commercial Bank of Ceylon plc (Banks)†	333,738	174,409
John Keells Holdings plc (Capital Goods)†	628,372	550,149
		724,558
Thailand - 0.7%
Home Product Center pcl, Reg S (Retailing)†	3,264,994	1,494,501
United Arab Emirates - 2.4%
Agthia Group PJSC (Food Beverage & Tobacco)†	2,505,656	3,517,180
Emaar Properties PJSC (Real Estate)*†	1,650,176	1,704,246
		5,221,426
United Kingdom - 2.9%
Bank of Georgia Group plc (Banks)*†	85,075	1,332,349
Network International Holdings plc (Software & Services)*^†	1,079,749	5,059,963
		6,392,312
United States - 4.0%
EPAM Systems Inc. (Software & Services)*	25,781	8,879,750
Vietnam - 12.0%
Bank for Foreign Trade of Vietnam JSC (Banks)†	1,068,110	4,309,995
Hoa Phat Group JSC (Materials)†	5,754,176	9,791,281
Sai Gon Cargo Service Corp. (Transportation)†	151,620	825,113
	Shares	Value
COMMON STOCKS - 95.3% (continued)
Vietnam - 12.0% (continued)
Saigon Beer Alcohol Beverage Corp. (Food Beverage & Tobacco)†	404,010	$2,835,161
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	1,951,394	8,703,254
		26,464,804
Total Common Stocks (Cost $168,424,846)		$210,930,296
PREFERRED STOCKS - 3.2%
Colombia - 3.2%
Bancolombia SA - Sponsored ADR, 3.29% (Banks)+	198,834	6,996,968
Total Preferred Stocks (Cost $6,151,504)		$6,996,968
SHORT TERM INVESTMENTS - 1.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	3,290,249	3,290,249
Total Short Term Investments (Cost $3,290,249)		$3,290,249
Total Investments — 100.0%
(Cost $177,866,599)		$221,217,513
Other Assets Less Liabilities - 0.0%		21,162
Net Assets — 100.0%		$221,238,675

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.8% of net assets as of January 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Banks	34.7%
Capital Goods	2.3
Consumer Services	0.6
Energy	3.9
Food & Staples Retailing	1.1
Food Beverage & Tobacco	14.9
Health Care Equipment & Services	2.4
Insurance	0.7
Materials	4.8
Media & Entertainment	1.0
Pharmaceuticals, Biotechnology & Life Sciences	3.8
Real Estate	4.8
Retailing	4.2
Software & Services	10.4
Technology Hardware & Equipment	0.3
Telecommunication Services	5.8
Transportation	2.8
Money Market Fund	1.5
Total Investments	100.0
Other Assets Less Liabilities	0.0
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Australia - 0.4%
BHP Group Ltd. (Materials)†	676	$22,474
Cochlear Ltd. (Health Care Equipment & Services)†	83	12,483
		34,957
Brazil - 1.0%
Ambev SA - ADR (Food Beverage & Tobacco)	7,484	20,880
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	1,000	10,930
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	1,123	15,374
Raia Drogasil SA (Food & Staples Retailing)	2,500	11,387
Ultrapar Participacoes SA - Sponsored ADR (Energy)	2,681	10,697
WEG SA (Capital Goods)	800	12,251
		81,519
Canada - 0.9%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	1,600	49,448
Imperial Oil Ltd. (Energy)	1,500	28,540
		77,988
Chile - 0.3%
Banco Santander Chile - ADR (Banks)	1,149	23,198
China - 8.2%
51job Inc. - ADR (Commercial & Professional Services)*	150	9,879
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	1,670	9,031
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	55	13,961
Autohome Inc. - ADR (Media & Entertainment)	143	15,763
China Merchants Bank Co., Ltd., Class A (Banks)†	1,900	15,073
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	500	22,755
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	15,360	15,666
ENN Energy Holdings Ltd. (Utilities)†	2,000	30,976
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	3,600	24,999
Glodon Co., Ltd., Class A (Software & Services)†	2,000	25,740
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	1,200	10,437
	Shares	Value
COMMON STOCKS - 97.0% (continued)
China - 8.2% (continued)
Haitian International Holdings Ltd. (Capital Goods)†	4,000	$14,495
Hangzhou Tigermed Consulting Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	700	18,172
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	2,600	17,783
JD.com Inc. - ADR (Retailing)*	207	18,359
Jiangsu Expressway Co., Ltd., Class H (Transportation)†	56,000	64,853
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	840	13,471
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	600	18,981
Meituan, Class B (Retailing)*†	300	13,684
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	1,200	17,897
NetEase Inc. - ADR (Media & Entertainment)	205	23,573
New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	110	18,425
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)†	1,100	13,504
SF Holding Co., Ltd., Class A (Transportation)†	1,900	29,092
Shanghai International Airport Co., Ltd., Class A (Transportation)†	1,000	12,266
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	900	13,286
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,000	19,775
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	13,500	12,582
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	600	15,685
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	4,000	19,619
Tencent Holdings Ltd. (Media & Entertainment)†	200	17,509

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
China - 8.2% (continued)
TravelSky Technology Ltd., Class H (Software & Services)†	5,000	$11,253
Trip.com Group Ltd. - ADR (Retailing)*	514	16,361
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	500	22,595
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,372	35,288
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	1,500	20,983
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	1,700	11,360
		705,131
Colombia - 0.3%
Ecopetrol SA - Sponsored ADR (Energy)	800	9,104
Grupo Nutresa SA (Food Beverage & Tobacco)	2,782	19,020
		28,124
Czech Republic - 0.2%
Komercni banka AS (Banks)*†	493	15,017
Denmark - 1.2%
Chr Hansen Holding A/S (Materials)*†	129	11,656
Coloplast A/S, Class B (Health Care Equipment & Services)†	193	28,833
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	39	15,548
Novozymes A/S, Class B (Materials)†	732	43,975
		100,012
Egypt - 0.1%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	2,264	8,929
Finland - 0.5%
Kone OYJ, Class B (Capital Goods)†	211	16,587
Neste OYJ (Energy)†	314	22,186
		38,773
France - 3.2%
Air Liquide SA (Materials)†	330	53,927
Dassault Systemes SE (Software & Services)†	130	25,990
	Shares	Value
COMMON STOCKS - 97.0% (continued)
France - 3.2% (continued)
Kering SA (Consumer Durables & Apparel)†	26	$17,062
L'Oreal SA (Household & Personal Products)†	49	17,176
Rubis SCA (Utilities)†	1,135	51,376
Safran SA (Capital Goods)*†	327	41,238
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	109	45,641
Schneider Electric SE (Capital Goods)†	159	23,309
		275,719
Germany - 3.5%
adidas AG (Consumer Durables & Apparel)*†	60	19,071
Allianz SE, Reg S (Insurance)†	230	52,139
Bayerische Motoren Werke AG (Automobiles & Components)†	350	29,742
Brenntag AG (Capital Goods)†	257	20,183
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	134	20,975
FUCHS PETROLUB SE (Materials)†	375	16,730
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	502	20,189
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	393	34,409
SAP SE - Sponsored ADR (Software & Services)	110	13,882
STRATEC SE (Health Care Equipment & Services)†	221	36,411
Symrise AG (Materials)†	160	19,936
TeamViewer AG (Software & Services)*^†	366	18,982
		302,649
Hong Kong - 1.3%
AIA Group Ltd. (Insurance)†	1,600	19,604
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,800	26,184
Sands China Ltd. (Consumer Services)†	6,400	25,997
Techtronic Industries Co., Ltd. (Capital Goods)†	2,500	37,485
		109,270
India - 2.4%
Asian Paints Ltd. (Materials)†	460	15,208
Dabur India Ltd. (Household & Personal Products)†	1,812	12,752

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
India - 2.4% (continued)
Godrej Consumer Products Ltd. (Household & Personal Products)†	1,225	$12,498
HDFC Bank Ltd. - ADR (Banks)*	235	16,943
Hero MotoCorp Ltd. (Automobiles & Components)†	419	18,692
Housing Development Finance Corp., Ltd. (Banks)†	918	30,285
ICICI Bank Ltd. - Sponsored ADR (Banks)*	1,034	15,613
Kotak Mahindra Bank Ltd. (Banks)*†	608	14,238
Max Financial Services Ltd. (Insurance)*†	1,630	15,208
Pidilite Industries Ltd. (Materials)†	1,120	25,649
Tata Consultancy Services Ltd. (Software & Services)†	741	31,613
		208,699
Indonesia - 0.4%
Astra International Tbk PT (Automobiles & Components)†	33,400	14,545
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	46,900	14,008
Unilever Indonesia Tbk PT (Household & Personal Products)†	17,000	8,380
		36,933
Italy - 0.4%
FinecoBank Banca Fineco SpA (Banks)*†	1,194	18,643
Reply SpA (Software & Services)†	131	16,003
		34,646
Japan - 8.7%
ABC-Mart Inc. (Retailing)†	700	40,280
Benefit One Inc. (Commercial & Professional Services)†	1,000	28,367
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	600	31,692
FANUC Corp. (Capital Goods)†	100	26,261
Fast Retailing Co., Ltd. (Retailing)†	60	51,638
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	3,100	45,087
Kakaku.com Inc. (Media & Entertainment)†	500	14,449
Kao Corp. (Household & Personal Products)†	600	43,671
	Shares	Value
COMMON STOCKS - 97.0% (continued)
Japan - 8.7% (continued)
Keyence Corp. (Technology Hardware & Equipment)†	46	$24,745
Kobayashi Pharmaceutical Co., Ltd. (Household & Personal Products)†	150	16,900
Komatsu Ltd. (Capital Goods)†	900	24,802
Kubota Corp. (Capital Goods)†	2,600	57,298
Makita Corp. (Capital Goods)†	1,200	57,247
MISUMI Group Inc. (Capital Goods)†	700	22,829
MonotaRO Co., Ltd. (Capital Goods)†	500	25,062
Nomura Research Institute Ltd. (Software & Services)†	890	29,716
Rinnai Corp. (Consumer Durables & Apparel)†	540	56,493
Shiseido Co., Ltd. (Household & Personal Products)†	300	19,687
SMC Corp. (Capital Goods)†	40	24,278
Stanley Electric Co., Ltd. (Automobiles & Components)†	500	15,679
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	500	32,802
Sysmex Corp. (Health Care Equipment & Services)†	200	23,313
Unicharm Corp. (Household & Personal Products)†	900	40,257
		752,553
Malaysia - 0.1%
Dialog Group Bhd. (Energy)†	16,000	11,942
Mexico - 1.2%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	192	13,066
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)*	134	20,999
Grupo Financiero Banorte SAB de CV, Series O (Banks)*	3,300	16,351
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	18,700	53,229
		103,645
Netherlands - 1.6%
Adyen NV (Software & Services)*^†	18	37,506
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	90	48,075
Koninklijke Vopak NV (Energy)†	653	33,023
Prosus NV (Retailing)*†	166	19,287
		137,891

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
Pakistan - 0.5%
MCB Bank Ltd. (Banks)†	10,800	$12,988
Oil & Gas Development Co., Ltd. (Energy)†	48,700	32,636
		45,624
Peru - 0.4%
Alicorp SAA (Food Beverage & Tobacco)	9,290	20,941
Credicorp Ltd. (Banks)	94	14,131
		35,072
Philippines - 1.3%
Bank of the Philippine Islands (Banks)†	12,490	20,714
BDO Unibank Inc. (Banks)†	10,070	21,175
International Container Terminal Services Inc. (Transportation)†	4,970	12,265
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,510	13,361
Security Bank Corp. (Banks)†	4,340	11,728
SM Prime Holdings Inc. (Real Estate)†	12,800	9,389
Universal Robina Corp. (Food Beverage & Tobacco)†	3,090	8,688
Wilcon Depot Inc. (Retailing)†	32,600	11,935
		109,255
Poland - 0.2%
ING Bank Slaski SA (Banks)*†	426	19,484
Russia - 0.7%
LUKOIL PJSC - Sponsored ADR (Energy)	278	19,858
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	89	14,799
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	1,278	17,452
Yandex NV, Class A (Media & Entertainment)*	188	11,776
		63,885
Saudi Arabia - 0.4%
Al Rajhi Bank (Banks)†	631	12,280
Bupa Arabia for Cooperative Insurance Co. (Insurance)*†	397	12,405
Jarir Marketing Co. (Retailing)†	252	11,757
		36,442
Singapore - 1.3%
DBS Group Holdings Ltd. (Banks)†	2,418	45,461
Oversea-Chinese Banking Corp., Ltd. (Banks)†	9,103	70,294
		115,755
South Africa - 0.3%
Clicks Group Ltd. (Food & Staples Retailing)†	851	13,971
	Shares	Value
COMMON STOCKS - 97.0% (continued)
South Africa - 0.3% (continued)
Discovery Ltd. (Insurance)†	1,831	$15,512
		29,483
South Korea - 0.9%
Amorepacific Corp. (Household & Personal Products)†	79	15,885
Coway Co., Ltd. (Consumer Durables & Apparel)*†	184	11,446
LG Household & Health Care Ltd. (Household & Personal Products)†	9	12,509
NAVER Corp. (Media & Entertainment)†	125	38,345
		78,185
Spain - 1.4%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	6,148	27,998
Banco Santander SA - Sponsored ADR (Banks)*	14,529	42,570
Bankinter SA (Banks)†	8,132	45,765
		116,333
Sweden - 2.0%
Alfa Laval AB (Capital Goods)*†	887	23,280
Assa Abloy AB, Class B (Capital Goods)†	664	16,440
Atlas Copco AB, Class A (Capital Goods)†	544	29,612
Epiroc AB, Class A (Capital Goods)†	1,467	28,158
Hexagon AB, Class B (Technology Hardware & Equipment)†	270	23,625
Intrum AB (Commercial & Professional Services)†	1,097	29,604
Skandinaviska Enskilda Banken AB, Class A (Banks)*†	1,670	18,244
		168,963
Switzerland - 2.3%
Alcon Inc. (Health Care Equipment & Services)*	661	47,400
Cie Financiere Richemont SA, Class A, Reg S (Consumer Durables & Apparel)†	244	22,671
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	60	38,381
SGS SA, Reg S (Commercial & Professional Services)†	8	24,318
Sonova Holding AG, Reg S (Health Care Equipment & Services)*†	68	16,429
Temenos AG, Reg S (Software & Services)†	98	12,403

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
Switzerland - 2.3% (continued)
VAT Group AG (Capital Goods)^†	96	$26,744
Vifor Pharma AG (Pharmaceuticals, Biotechnology & Life Sciences)†	91	12,368
		200,714
Taiwan - 3.2%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	4,399	54,239
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	1,000	14,454
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	23,000	91,754
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	100	10,516
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	200	18,671
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	84,459
		274,093
Thailand - 0.6%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	7,000	29,352
Siam Commercial Bank pcl, Reg S (Banks)†	6,200	19,524
		48,876
Turkey - 0.1%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	1,226	12,026
United Arab Emirates - 0.2%
Emaar Properties PJSC (Real Estate)*†	18,834	19,451
United Kingdom - 4.0%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	970	22,084
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	751	22,255
Compass Group plc (Consumer Services)*†	967	17,333
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	780	38,548
Diploma plc (Capital Goods)†	671	21,290
Halma plc (Technology Hardware & Equipment)†	511	17,271
	Shares	Value
COMMON STOCKS - 97.0% (continued)
United Kingdom - 4.0% (continued)
HomeServe plc (Commercial & Professional Services)†	977	$13,957
Network International Holdings plc (Software & Services)*^†	2,567	12,030
Rathbone Brothers plc (Diversified Financials)†	762	16,787
Reckitt Benckiser Group plc (Household & Personal Products)†	152	12,909
Rio Tinto plc (Materials)†	225	17,195
Rotork plc (Capital Goods)†	3,615	16,094
Royal Dutch Shell plc, Class B - Sponsored ADR (Energy)	790	27,563
Signature Aviation plc (Transportation)*†	7,104	40,008
Spirax-Sarco Engineering plc (Capital Goods)†	154	23,358
Standard Chartered plc (Banks)*†	3,634	22,066
		340,748
United States - 41.3%
Abbott Laboratories (Health Care Equipment & Services)	390	48,200
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	332	34,023
Accenture plc, Class A (Software & Services)	70	16,934
Adobe Inc. (Software & Services)*	90	41,289
Air Products and Chemicals Inc. (Materials)	253	67,490
Allegion plc (Capital Goods)	570	60,996
Alphabet Inc., Class A (Media & Entertainment)*	45	82,231
Altair Engineering Inc., Class A (Software & Services)*	403	22,540
Amazon.com Inc. (Retailing)*	14	44,887
AMETEK Inc. (Capital Goods)	147	16,649
Amphenol Corp., Class A (Technology Hardware & Equipment)	144	17,983
ANSYS Inc. (Software & Services)*	78	27,641
Apple Inc. (Technology Hardware & Equipment)	260	34,310
Atlassian Corp. plc, Class A (Software & Services)*	117	27,042
Automatic Data Processing Inc. (Software & Services)	418	69,020
Booking Holdings Inc. (Retailing)*	9	17,499
BorgWarner Inc. (Automobiles & Components)	919	38,589

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
United States - 41.3% (continued)
Church & Dwight Co., Inc. (Household & Personal Products)	787	$66,446
Cisco Systems Inc. (Technology Hardware & Equipment)	845	37,670
CME Group Inc. (Diversified Financials)	88	15,993
Cognex Corp. (Technology Hardware & Equipment)	230	18,890
Cognizant Technology Solutions Corp., Class A (Software & Services)	686	53,474
Colgate-Palmolive Co. (Household & Personal Products)	825	64,350
Danaher Corp. (Health Care Equipment & Services)	327	77,774
Deere & Co. (Capital Goods)	200	57,760
Domino's Pizza Inc. (Consumer Services)	137	50,794
eBay Inc. (Retailing)	1,273	71,937
Ecolab Inc. (Materials)	322	65,852
Edwards Lifesciences Corp. (Health Care Equipment & Services)*	846	69,863
Emerson Electric Co. (Capital Goods)	666	52,847
EnerSys (Capital Goods)	200	16,446
EPAM Systems Inc. (Software & Services)*	59	20,321
Etsy Inc. (Retailing)*	183	36,433
Exxon Mobil Corp. (Energy)	1,474	66,094
Facebook Inc., Class A (Media & Entertainment)*	270	69,749
First Republic Bank (Banks)	119	17,254
Gartner Inc. (Software & Services)*	461	70,031
Guidewire Software Inc. (Software & Services)*	152	17,440
Healthcare Services Group Inc. (Commercial & Professional Services)	622	20,165
HEICO Corp. (Capital Goods)	290	34,145
Honeywell International Inc. (Capital Goods)	314	61,346
IDEXX Laboratories Inc. (Health Care Equipment & Services)*	70	33,508
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	60	25,586
Intuitive Surgical Inc. (Health Care Equipment & Services)*	21	15,700
IPG Photonics Corp. (Technology Hardware & Equipment)*	95	21,226
	Shares	Value
COMMON STOCKS - 97.0% (continued)
United States - 41.3% (continued)
IQVIA Holdings Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	100	$17,780
Johnson & Johnson (Pharmaceuticals, Biotechnology & Life Sciences)	501	81,728
JPMorgan Chase & Co. (Banks)	641	82,477
Kansas City Southern (Transportation)	101	20,470
Linde plc (Materials)†	169	41,486
Mastercard Inc., Class A (Software & Services)	230	72,747
McDonald's Corp. (Consumer Services)	313	65,054
Merck & Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	734	56,569
Mettler-Toledo International Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	19	22,194
Microsoft Corp. (Software & Services)	363	84,202
Neurocrine Biosciences Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	445	48,839
NIKE Inc., Class B (Consumer Durables & Apparel)	156	20,840
Palo Alto Networks Inc. (Software & Services)*	111	38,933
PayPal Holdings Inc. (Software & Services)*	240	56,234
Procter & Gamble Co. (Household & Personal Products)	532	68,208
Reinsurance Group of America Inc. (Insurance)	697	73,220
Republic Services Inc. (Commercial & Professional Services)	185	16,746
ResMed Inc. (Health Care Equipment & Services)	81	16,327
Rockwell Automation Inc. (Capital Goods)	293	72,819
Rollins Inc. (Commercial & Professional Services)	1,132	40,775
Roper Technologies Inc. (Capital Goods)	178	69,938
salesforce.com Inc. (Software & Services)*	130	29,323
Sensata Technologies Holding plc (Capital Goods)*	328	17,876
ServiceNow Inc. (Software & Services)*	54	29,331

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
United States - 41.3% (continued)
Signature Bank (Banks)	473	$78,135
Starbucks Corp. (Consumer Services)	578	55,956
SVB Financial Group (Banks)*	102	44,654
Synopsys Inc. (Software & Services)*	269	68,716
Texas Instruments Inc. (Semiconductors & Semiconductor Equipment)	115	19,054
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	60	30,582
UnitedHealth Group Inc. (Health Care Equipment & Services)	109	36,360
Verisk Analytics Inc. (Commercial & Professional Services)	249	45,692
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	158	36,195
Visa Inc., Class A (Software & Services)	76	14,687
Walt Disney Co. (Media & Entertainment)*	98	16,481
Workday Inc., Class A (Software & Services)*	140	31,854
Zoetis Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	261	40,259
		3,559,158
Total Common Stocks (Cost $5,987,900)		$8,361,142
PREFERRED STOCKS - 1.5%
Brazil - 0.4%
Banco Bradesco SA - ADR, 2.91% (Banks)+	2,857	12,971
Itau Unibanco Holding SA - Sponsored ADR, 0.63% (Banks)+	3,374	17,612
		30,583
Colombia - 0.1%
Bancolombia SA - Sponsored ADR, 3.29% (Banks)+	360	12,668
Germany - 0.7%
Henkel AG & Co. KGaA, 2.12% (Household & Personal Products)+†	547	56,814
	Shares	Value
PREFERRED STOCKS - 1.5% (continued)
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.90% (Technology Hardware & Equipment)+†	17	$27,895
Total Preferred Stocks (Cost $113,693)		$127,960
SHORT TERM INVESTMENTS - 1.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	160,418	160,418
Total Short Term Investments (Cost $160,418)		$160,418
Total Investments — 100.3%
(Cost $6,262,011)		$8,649,520
Liabilities Less Other Assets - (0.3)%		(29,122)
Net Assets — 100.0%		$8,620,398

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of January 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	1.7%
Banks	10.1
Capital Goods	12.5
Commercial & Professional Services	2.6
Consumer Durables & Apparel	2.5
Consumer Services	2.7
Diversified Financials	0.5
Energy	3.2
Food & Staples Retailing	2.3
Food Beverage & Tobacco	2.4
Health Care Equipment & Services	6.1
Household & Personal Products	5.4
Insurance	2.5
Materials	4.8
Media & Entertainment	3.9
Pharmaceuticals, Biotechnology & Life Sciences	8.3
Real Estate	0.3
Retailing	4.5
Semiconductors & Semiconductor Equipment	2.5
Software & Services	11.9
Technology Hardware & Equipment	4.6
Transportation	2.2
Utilities	1.0
Money Market Fund	1.8
Total Investments	100.3
Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Australia - 1.4%
BHP Group Ltd. (Materials)†	4,296	$142,823
Cochlear Ltd. (Health Care Equipment & Services)†	451	67,831
		210,654
Brazil - 1.5%
Ambev SA - ADR (Food Beverage & Tobacco)	13,956	38,937
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	2,900	31,696
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	2,444	33,458
Raia Drogasil SA (Food & Staples Retailing)	7,000	31,882
Ultrapar Participacoes SA - Sponsored ADR (Energy)	10,307	41,125
WEG SA (Capital Goods)	3,100	47,474
		224,572
Canada - 1.3%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	3,800	117,440
Imperial Oil Ltd. (Energy)	4,200	79,911
		197,351
Chile - 0.3%
Banco Santander Chile - ADR (Banks)	2,474	49,950
China - 11.8%
51job Inc. - ADR (Commercial & Professional Services)*	452	29,769
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	5,000	27,038
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	168	42,643
Autohome Inc. - ADR (Media & Entertainment)	422	46,517
China Merchants Bank Co., Ltd., Class A (Banks)†	5,300	42,046
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	800	36,409
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	39,600	40,390
ENN Energy Holdings Ltd. (Utilities)†	4,300	66,599
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	10,000	69,443
Glodon Co., Ltd., Class A (Software & Services)†	3,480	44,788
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	3,300	28,702
	Shares	Value
COMMON STOCKS - 95.5% (continued)
China - 11.8% (continued)
Haitian International Holdings Ltd. (Capital Goods)†	14,400	$52,181
Hangzhou Tigermed Consulting Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,200	57,112
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	10,700	73,184
JD.com Inc. - ADR (Retailing)*	588	52,150
Jiangsu Expressway Co., Ltd., Class H (Transportation)†	32,000	37,059
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,720	43,620
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	1,800	56,944
Meituan, Class B (Retailing)*†	900	41,051
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	3,400	50,707
NetEase Inc. - ADR (Media & Entertainment)	610	70,144
New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	249	41,707
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)†	3,300	40,514
SF Holding Co., Ltd., Class A (Transportation)†	5,500	84,214
Shanghai International Airport Co., Ltd., Class A (Transportation)†	2,900	35,572
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	2,700	39,857
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,000	39,550
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	36,500	34,017
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	1,700	44,441
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	11,600	56,895
Tencent Holdings Ltd. (Media & Entertainment)†	600	52,526

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 95.5% (continued)
China - 11.8% (continued)
TravelSky Technology Ltd., Class H (Software & Services)†	14,000	$31,508
Trip.com Group Ltd. - ADR (Retailing)*	1,251	39,819
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	1,300	58,746
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,492	64,095
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	3,000	41,967
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	4,700	31,408
		1,745,332
Colombia - 0.6%
Ecopetrol SA - Sponsored ADR (Energy)	3,713	42,254
Grupo Nutresa SA (Food Beverage & Tobacco)	7,328	50,099
		92,353
Czech Republic - 0.3%
Komercni banka AS (Banks)*†	1,394	42,461
Denmark - 2.0%
Chr Hansen Holding A/S (Materials)*†	741	66,954
Coloplast A/S, Class B (Health Care Equipment & Services)†	399	59,608
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	133	53,022
Novozymes A/S, Class B (Materials)†	1,933	116,125
		295,709
Egypt - 0.2%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	6,379	25,158
Finland - 0.6%
Kone OYJ, Class B (Capital Goods)†	601	47,247
Neste OYJ (Energy)†	665	46,985
		94,232
France - 5.7%
Air Liquide SA (Materials)†	763	124,685
Dassault Systemes SE (Software & Services)†	195	38,986
	Shares	Value
COMMON STOCKS - 95.5% (continued)
France - 5.7% (continued)
Kering SA (Consumer Durables & Apparel)†	111	$72,841
L'Oreal SA (Household & Personal Products)†	350	122,683
Rubis SCA (Utilities)†	3,302	149,465
Safran SA (Capital Goods)*†	1,113	140,362
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	188	78,721
Schneider Electric SE (Capital Goods)†	778	114,053
		841,796
Germany - 7.4%
adidas AG (Consumer Durables & Apparel)*†	99	31,468
Allianz SE, Reg S (Insurance)†	560	126,946
Bayerische Motoren Werke AG (Automobiles & Components)†	1,228	104,350
Brenntag AG (Capital Goods)†	1,927	151,333
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	256	40,072
FUCHS PETROLUB SE (Materials)†	2,618	116,800
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,060	42,631
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	828	72,496
SAP SE - Sponsored ADR (Software & Services)	757	95,533
STRATEC SE (Health Care Equipment & Services)†	535	88,145
Symrise AG (Materials)†	987	122,978
TeamViewer AG (Software & Services)*^†	1,870	96,984
		1,089,736
Hong Kong - 2.8%
AIA Group Ltd. (Insurance)†	9,200	112,722
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	10,100	146,923
Sands China Ltd. (Consumer Services)†	8,800	35,746
Techtronic Industries Co., Ltd. (Capital Goods)†	7,500	112,454
		407,845
India - 3.3%
Asian Paints Ltd. (Materials)†	998	32,994
Dabur India Ltd. (Household & Personal Products)†	5,182	36,468

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 95.5% (continued)
India - 3.3% (continued)
Godrej Consumer Products Ltd. (Household & Personal Products)†	3,680	$37,544
HDFC Bank Ltd. - ADR (Banks)*	835	60,204
Hero MotoCorp Ltd. (Automobiles & Components)†	1,194	53,265
Housing Development Finance Corp., Ltd. (Banks)†	1,554	51,266
ICICI Bank Ltd. - Sponsored ADR (Banks)*	3,149	47,550
Kotak Mahindra Bank Ltd. (Banks)*†	1,697	39,741
Max Financial Services Ltd. (Insurance)*†	4,078	38,049
Pidilite Industries Ltd. (Materials)†	2,251	51,549
Tata Consultancy Services Ltd. (Software & Services)†	1,001	42,705
		491,335
Indonesia - 0.8%
Astra International Tbk PT (Automobiles & Components)†	122,700	53,433
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	133,500	39,872
Unilever Indonesia Tbk PT (Household & Personal Products)†	53,600	26,423
		119,728
Italy - 1.9%
FinecoBank Banca Fineco SpA (Banks)*†	9,136	142,649
Reply SpA (Software & Services)†	1,107	135,232
		277,881
Japan - 15.6%
ABC-Mart Inc. (Retailing)†	1,840	105,879
Benefit One Inc. (Commercial & Professional Services)†	2,200	62,408
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,600	137,330
FANUC Corp. (Capital Goods)†	350	91,912
Fast Retailing Co., Ltd. (Retailing)†	180	154,914
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	9,990	145,296
Kakaku.com Inc. (Media & Entertainment)†	2,900	83,804
Kao Corp. (Household & Personal Products)†	1,300	94,622
	Shares	Value
COMMON STOCKS - 95.5% (continued)
Japan - 15.6% (continued)
Keyence Corp. (Technology Hardware & Equipment)†	100	$53,794
Kobayashi Pharmaceutical Co., Ltd. (Household & Personal Products)†	1,300	146,464
Komatsu Ltd. (Capital Goods)†	6,040	166,446
Kubota Corp. (Capital Goods)†	4,800	105,781
Makita Corp. (Capital Goods)†	2,400	114,494
MISUMI Group Inc. (Capital Goods)†	2,200	71,750
MonotaRO Co., Ltd. (Capital Goods)†	1,100	55,136
Nomura Research Institute Ltd. (Software & Services)†	1,106	36,928
Rinnai Corp. (Consumer Durables & Apparel)†	1,200	125,539
Shiseido Co., Ltd. (Household & Personal Products)†	600	39,374
SMC Corp. (Capital Goods)†	160	97,111
Stanley Electric Co., Ltd. (Automobiles & Components)†	3,915	122,767
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	1,755	115,136
Sysmex Corp. (Health Care Equipment & Services)†	500	58,283
Unicharm Corp. (Household & Personal Products)†	2,800	125,245
		2,310,413
Malaysia - 0.4%
Dialog Group Bhd. (Energy)†	85,100	63,517
Mexico - 1.5%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	692	47,091
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)*	310	48,580
Grupo Financiero Banorte SAB de CV, Series O (Banks)*	9,600	47,567
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	26,600	75,716
		218,954
Netherlands - 2.8%
Adyen NV (Software & Services)*^†	40	83,347
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	212	113,242
Koninklijke Vopak NV (Energy)†	2,669	134,976
Prosus NV (Retailing)*†	757	87,955
		419,520

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 95.5% (continued)
Pakistan - 0.5%
MCB Bank Ltd. (Banks)†	32,100	$38,604
Oil & Gas Development Co., Ltd. (Energy)†	47,100	31,564
		70,168
Peru - 0.6%
Alicorp SAA (Food Beverage & Tobacco)	17,978	40,524
Credicorp Ltd. (Banks)	323	48,557
		89,081
Philippines - 2.3%
Bank of the Philippine Islands (Banks)†	27,440	45,508
BDO Unibank Inc. (Banks)†	18,870	39,679
International Container Terminal Services Inc. (Transportation)†	14,190	35,019
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	39,680	50,445
Security Bank Corp. (Banks)†	19,210	51,913
SM Prime Holdings Inc. (Real Estate)†	83,300	61,101
Universal Robina Corp. (Food Beverage & Tobacco)†	9,040	25,417
Wilcon Depot Inc. (Retailing)†	95,300	34,889
		343,971
Poland - 0.3%
ING Bank Slaski SA (Banks)*†	980	44,823
Russia - 1.1%
LUKOIL PJSC - Sponsored ADR (Energy)	603	43,072
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	190	31,593
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	3,389	46,280
Yandex NV, Class A (Media & Entertainment)*	541	33,888
		154,833
Saudi Arabia - 0.7%
Al Rajhi Bank (Banks)†	1,801	35,049
Bupa Arabia for Cooperative Insurance Co. (Insurance)*†	1,141	35,653
Jarir Marketing Co. (Retailing)†	724	33,779
		104,481
Singapore - 2.0%
DBS Group Holdings Ltd. (Banks)†	7,914	148,793
Oversea-Chinese Banking Corp., Ltd. (Banks)†	19,084	147,367
		296,160
South Africa - 0.5%
Clicks Group Ltd. (Food & Staples Retailing)†	2,585	42,437
	Shares	Value
COMMON STOCKS - 95.5% (continued)
South Africa - 0.5% (continued)
Discovery Ltd. (Insurance)†	4,148	$35,142
		77,579
South Korea - 1.3%
Amorepacific Corp. (Household & Personal Products)†	223	44,839
Coway Co., Ltd. (Consumer Durables & Apparel)*†	524	32,597
LG Household & Health Care Ltd. (Household & Personal Products)†	29	40,306
NAVER Corp. (Media & Entertainment)†	249	76,383
		194,125
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	18,242	83,076
Banco Santander SA - Sponsored ADR (Banks)*	48,713	142,729
Bankinter SA (Banks)†	16,713	94,056
		319,861
Sweden - 4.6%
Alfa Laval AB (Capital Goods)*†	3,916	102,781
Assa Abloy AB, Class B (Capital Goods)†	5,185	128,375
Atlas Copco AB, Class A (Capital Goods)†	998	54,325
Epiroc AB, Class A (Capital Goods)†	5,368	103,035
Hexagon AB, Class B (Technology Hardware & Equipment)†	1,069	93,536
Intrum AB (Commercial & Professional Services)†	2,391	64,524
Skandinaviska Enskilda Banken AB, Class A (Banks)*†	12,667	138,380
		684,956
Switzerland - 5.0%
Alcon Inc. (Health Care Equipment & Services)*	1,961	140,623
Cie Financiere Richemont SA, Class A, Reg S (Consumer Durables & Apparel)†	1,343	124,784
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	123	78,682
SGS SA, Reg S (Commercial & Professional Services)†	44	133,746
Sonova Holding AG, Reg S (Health Care Equipment & Services)*†	140	33,823
Temenos AG, Reg S (Software & Services)†	306	38,727

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 95.5% (continued)
Switzerland - 5.0% (continued)
VAT Group AG (Capital Goods)^†	207	$57,668
Vifor Pharma AG (Pharmaceuticals, Biotechnology & Life Sciences)†	983	133,599
		741,652
Taiwan - 2.3%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	6,998	86,285
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,700	39,025
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	12,000	47,872
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	300	31,549
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	500	46,677
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	84,459
		335,867
Thailand - 0.6%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	9,100	38,158
Siam Commercial Bank pcl, Reg S (Banks)†	16,000	50,384
		88,542
Turkey - 0.3%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	4,402	43,178
United Arab Emirates - 0.4%
Emaar Properties PJSC (Real Estate)*†	49,936	51,572
United Kingdom - 8.6%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,734	39,477
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	1,189	35,234
Compass Group plc (Consumer Services)*†	4,959	88,887
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	2,000	98,841
Diploma plc (Capital Goods)†	3,275	103,913
Halma plc (Technology Hardware & Equipment)†	2,597	87,774
	Shares	Value
COMMON STOCKS - 95.5% (continued)
United Kingdom - 8.6% (continued)
HomeServe plc (Commercial & Professional Services)†	9,991	$142,729
Network International Holdings plc (Software & Services)*^†	7,598	35,606
Rathbone Brothers plc (Diversified Financials)†	1,779	39,192
Reckitt Benckiser Group plc (Household & Personal Products)†	777	65,987
Rio Tinto plc (Materials)†	1,986	151,776
Rotork plc (Capital Goods)†	7,970	35,483
Royal Dutch Shell plc, Class B - Sponsored ADR (Energy)	4,189	146,154
Signature Aviation plc (Transportation)*†	9,155	51,559
Spirax-Sarco Engineering plc (Capital Goods)†	742	112,544
Standard Chartered plc (Banks)*†	6,991	42,451
		1,277,607
Total Common Stocks (Cost $10,521,187)		$14,136,953
PREFERRED STOCKS - 2.3%
Brazil - 0.5%
Banco Bradesco SA - ADR, 2.91% (Banks)+	8,564	38,880
Itau Unibanco Holding SA - Sponsored ADR, 0.63% (Banks)+	7,362	38,430
		77,310
Colombia - 0.4%
Bancolombia SA - Sponsored ADR, 3.29% (Banks)+	1,501	52,820
Germany - 0.9%
Henkel AG & Co. KGaA, 2.12% (Household & Personal Products)+†	1,348	140,009
South Korea - 0.5%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.90% (Technology Hardware & Equipment)+†	42	68,918
Total Preferred Stocks (Cost $287,844)		$339,057
SHORT TERM INVESTMENTS - 2.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	364,389	364,389

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

Shares	Value
SHORT TERM INVESTMENTS - 2.4% (continued)
Total Short Term Investments (Cost $364,389)	$364,389
Total Investments — 100.2%
(Cost $11,173,420)	$14,840,399
Liabilities Less Other Assets - (0.2)%	(36,180)
Net Assets — 100.0%	$14,804,219

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.6% of net assets as of January 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.7%
Banks	13.0
Capital Goods	14.4
Commercial & Professional Services	2.9
Consumer Durables & Apparel	4.0
Consumer Services	1.1
Diversified Financials	0.5
Energy	4.4
Food & Staples Retailing	3.4
Food Beverage & Tobacco	3.4
Health Care Equipment & Services	3.6
Household & Personal Products	6.1
Insurance	2.8
Materials	6.1
Media & Entertainment	3.6
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Real Estate	0.8
Retailing	4.1
Semiconductors & Semiconductor Equipment	3.0
Software & Services	4.8
Technology Hardware & Equipment	3.7
Transportation	1.9
Utilities	1.4
Money Market Fund	2.4
Total Investments	100.2
Liabilities Less Other Assets	(0.2)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.0%
Bangladesh - 0.6%
GrameenPhone Ltd. (Telecommunication Services)†	5,493	$24,393
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	10,847	30,233
		54,626
Brazil - 3.9%
Ambev SA - ADR (Food Beverage & Tobacco)	20,505	57,209
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	3,300	36,067
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	8,181	111,998
Raia Drogasil SA (Food & Staples Retailing)	8,000	36,437
Ultrapar Participacoes SA - Sponsored ADR (Energy)	11,420	45,566
WEG SA (Capital Goods)	3,600	55,131
		342,408
Chile - 1.0%
Banco Santander Chile - ADR (Banks)	4,331	87,443
China - 31.7%
51job Inc. - ADR (Commercial & Professional Services)*	249	16,399
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	7,000	37,853
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	502	127,423
Autohome Inc. - ADR (Media & Entertainment)	442	48,722
China Merchants Bank Co., Ltd., Class A (Banks)†	12,200	96,786
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	1,700	77,368
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	166,080	169,392
ENN Energy Holdings Ltd. (Utilities)†	9,000	139,394
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	8,400	58,332
Glodon Co., Ltd., Class A (Software & Services)†	3,400	43,759
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	4,700	40,878
Haitian International Holdings Ltd. (Capital Goods)†	15,000	54,355
	Shares	Value
COMMON STOCKS - 94.0% (continued)
China - 31.7% (continued)
Hangzhou Tigermed Consulting Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,300	$59,708
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	11,300	77,287
JD.com Inc. - ADR (Retailing)*	1,651	146,427
Jiangsu Expressway Co., Ltd., Class H (Transportation)†	50,000	57,905
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	5,400	86,599
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	2,200	69,599
Meituan, Class B (Retailing)*†	1,900	86,663
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	4,000	59,655
NetEase Inc. - ADR (Media & Entertainment)	1,395	160,411
New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	261	43,717
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)†	11,100	136,273
SF Holding Co., Ltd., Class A (Transportation)†	5,900	90,339
Shanghai International Airport Co., Ltd., Class A (Transportation)†	3,600	44,158
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	3,200	47,238
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,000	59,325
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	45,000	41,938
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	2,000	52,284
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	13,700	67,195
Tencent Holdings Ltd. (Media & Entertainment)†	1,900	166,332
TravelSky Technology Ltd., Class H (Software & Services)†	23,000	51,762

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.0% (continued)
China - 31.7% (continued)
Trip.com Group Ltd. - ADR (Retailing)*	1,311	$41,729
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	1,100	49,709
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,856	73,457
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	6,000	83,934
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	5,500	36,754
		2,801,059
Colombia - 2.1%
Ecopetrol SA - Sponsored ADR (Energy)	13,800	157,044
Grupo Nutresa SA (Food Beverage & Tobacco)	3,657	25,002
		182,046
Czech Republic - 0.8%
Komercni banka AS (Banks)*†	2,407	73,317
Egypt - 0.5%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	11,703	46,155
India - 9.7%
Asian Paints Ltd. (Materials)†	1,186	39,209
Dabur India Ltd. (Household & Personal Products)†	6,102	42,943
Godrej Consumer Products Ltd. (Household & Personal Products)†	7,970	81,312
HDFC Bank Ltd. - ADR (Banks)*	2,433	175,419
Hero MotoCorp Ltd. (Automobiles & Components)†	2,039	90,960
Housing Development Finance Corp., Ltd. (Banks)†	1,478	48,759
ICICI Bank Ltd. - Sponsored ADR (Banks)*	4,150	62,665
Kotak Mahindra Bank Ltd. (Banks)*†	1,950	45,666
Max Financial Services Ltd. (Insurance)*†	5,458	50,924
Pidilite Industries Ltd. (Materials)†	2,034	46,580
Tata Consultancy Services Ltd. (Software & Services)†	3,947	168,390
		852,827
	Shares	Value
COMMON STOCKS - 94.0% (continued)
Indonesia - 1.4%
Astra International Tbk PT (Automobiles & Components)†	59,300	$25,824
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	152,000	45,398
Unilever Indonesia Tbk PT (Household & Personal Products)†	105,000	51,761
		122,983
Kazakhstan - 0.2%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,610	20,440
Kenya - 0.2%
Safaricom plc (Telecommunication Services)†	62,300	20,285
Malaysia - 0.5%
Dialog Group Bhd. (Energy)†	63,800	47,619
Mexico - 5.5%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	2,324	158,148
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)*	448	70,206
Grupo Financiero Banorte SAB de CV, Series O (Banks)*	19,300	95,629
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	57,000	162,250
		486,233
Morocco - 1.0%
Attijariwafa Bank (Banks)†	1,345	65,441
Maroc Telecom (Telecommunication Services)†	1,491	24,463
		89,904
Nigeria - 0.8%
Guaranty Trust Bank plc (Banks)†	261,863	22,887
Nestle Nigeria plc (Food Beverage & Tobacco)	5,120	19,520
Zenith Bank plc (Banks)†	414,394	28,544
		70,951
Pakistan - 0.5%
MCB Bank Ltd. (Banks)†	17,600	21,166
Oil & Gas Development Co., Ltd. (Energy)†	27,700	18,563
		39,729
Peru - 1.3%
Alicorp SAA (Food Beverage & Tobacco)	9,214	20,769

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.0% (continued)
Peru - 1.3% (continued)
Credicorp Ltd. (Banks)	617	$92,754
		113,523
Philippines - 3.8%
Bank of the Philippine Islands (Banks)†	26,900	44,612
BDO Unibank Inc. (Banks)†	30,810	64,785
International Container Terminal Services Inc. (Transportation)†	24,950	61,573
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	15,670	19,921
Security Bank Corp. (Banks)†	10,700	28,916
SM Prime Holdings Inc. (Real Estate)†	72,700	53,326
Universal Robina Corp. (Food Beverage & Tobacco)†	15,950	44,845
Wilcon Depot Inc. (Retailing)†	56,500	20,685
		338,663
Poland - 0.3%
ING Bank Slaski SA (Banks)*†	505	23,097
Romania - 0.4%
Banca Transilvania SA (Banks)†	35,213	20,088
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	2,060	15,846
		35,934
Russia - 4.0%
LUKOIL PJSC - Sponsored ADR (Energy)	1,778	127,003
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	501	83,305
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	7,465	101,940
Yandex NV, Class A (Media & Entertainment)*	643	40,278
		352,526
Saudi Arabia - 1.8%
Al Rajhi Bank (Banks)†	2,128	41,412
Bupa Arabia for Cooperative Insurance Co. (Insurance)*†	1,690	52,808
Jarir Marketing Co. (Retailing)†	1,292	60,281
		154,501
South Africa - 2.1%
Clicks Group Ltd. (Food & Staples Retailing)†	7,577	124,389
Discovery Ltd. (Insurance)†	7,600	64,387
		188,776
South Korea - 5.3%
Amorepacific Corp. (Household & Personal Products)†	235	47,252
Coway Co., Ltd. (Consumer Durables & Apparel)*†	1,760	109,486
	Shares	Value
COMMON STOCKS - 94.0% (continued)
South Korea - 5.3% (continued)
LG Household & Health Care Ltd. (Household & Personal Products)†	106	$147,326
NAVER Corp. (Media & Entertainment)†	546	167,490
		471,554
Taiwan - 8.6%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	5,499	67,802
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	11,000	158,993
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	49,000	195,475
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	700	73,613
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	600	56,012
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	10,000	211,149
		763,044
Thailand - 1.6%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	10,600	44,447
Siam Commercial Bank pcl, Reg S (Banks)†	32,000	100,768
		145,215
Turkey - 1.2%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	11,148	109,349
United Arab Emirates - 0.6%
Emaar Properties PJSC (Real Estate)*†	53,031	54,769
United Kingdom - 0.2%
Helios Towers plc (Telecommunication Services)*†	8,087	17,639
Vietnam - 2.4%
Bank for Foreign Trade of Vietnam JSC (Banks)†	15,240	61,496
Hoa Phat Group JSC (Materials)†	46,716	79,492
Saigon Beer Alcohol Beverage Corp. (Food Beverage & Tobacco)†	2,320	16,280

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
January 31, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 94.0% (continued)
Vietnam - 2.4% (continued)
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	11,810	$52,673
		209,941
Total Common Stocks (Cost $6,463,305)		$8,316,556
PREFERRED STOCKS - 4.4%
Brazil - 1.5%
Banco Bradesco SA - ADR, 2.91% (Banks)+	19,936	90,510
Itau Unibanco Holding SA - Sponsored ADR, 0.63% (Banks)+	8,370	43,691
		134,201
Colombia - 0.4%
Bancolombia SA - Sponsored ADR, 3.29% (Banks)+	1,139	40,081
South Korea - 2.5%
Samsung Electronics Co., Ltd. - GDR, Reg S, 1.90% (Technology Hardware & Equipment)+†	133	218,239
Total Preferred Stocks (Cost $307,825)		$392,521
SHORT TERM INVESTMENTS - 2.0%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	172,560	172,560
Total Short Term Investments (Cost $172,560)		$172,560
Total Investments — 100.4%
(Cost $6,943,690)		$8,881,637
Liabilities Less Other Assets - (0.4)%		(38,575)
Net Assets — 100.0%		$8,843,062

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of January 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.0%
Banks	19.1
Capital Goods	1.7
Commercial & Professional Services	0.2
Consumer Durables & Apparel	5.7
Consumer Services	0.5
Diversified Financials	0.4
Energy	5.5
Food & Staples Retailing	6.3
Food Beverage & Tobacco	6.8
Health Care Equipment & Services	0.5
Household & Personal Products	4.2
Insurance	3.4
Materials	1.9
Media & Entertainment	6.6
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Real Estate	1.2
Retailing	6.4
Semiconductors & Semiconductor Equipment	3.0
Software & Services	3.4
Technology Hardware & Equipment	7.3
Telecommunication Services	1.0
Transportation	3.6
Utilities	1.6
Money Market Fund	2.0
Total Investments	100.4
Liabilities Less Other Assets	(0.4)
Net Assets	100.0%